UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21113
                                                     ---------

                     Constellation Institutional Portfolios
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jill McGruder
                            Touchstone Advisors, Inc.
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 513-362-8431
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

CONSTELLATION INSTITUTIONAL PORTFOLIOS -
SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

       COMMON STOCK - 98.54%

                 SHARES                                                                                      MARKET VALUE
            -----------------                                                                             ------------------
            CONSUMER DISCRECTIONARY - 16.32%
                     939,100                  Apollo Group, Inc.*                                         $      46,241,284
                   1,746,000                  Lowe's Cos., Inc.                                                  48,992,760
                   2,664,800                  Starbucks Corp.*                                                   90,736,440
                                                                                                          ------------------
                                                                                                                185,970,484
                                                                                                          ------------------
            CONSUMER STAPLES - 3.34%
                     858,100                  Walgreen Co.                                                       38,091,059
                                                                                                          ------------------
            ENERGY - 2.68%
                     492,500                  Schlumberger Ltd.                                                  30,549,775
                                                                                                          ------------------
            FINANCIAL SERVICES - 11.79%
                     119,400                  Chicago Mercantile Exchange Holdings, Inc.                         57,103,050
                     433,800                  IntercontinentalExchange, Inc.*                                    32,565,366
                     684,300                  Moody's Corp.                                                      44,739,534
                                                                                                          ------------------
                                                                                                                134,407,950
                                                                                                          ------------------
            HEALTH CARE - 32.40%
                     479,700                  Abraxis BioScience, Inc.*                                          13,326,066
                     494,600                  Allergan, Inc.                                                     55,696,906
                     925,200                  Genentech, Inc.*                                                   76,514,040
                     857,000                  Genzyme Corp.*                                                     57,821,790
                     223,800                  Intuitive Surgical, Inc.*                                          23,599,710
                     427,400                  Patterson Cos., Inc.*                                              14,364,914
                     456,200                  Stryker Corp.                                                      22,622,958
                   1,457,100                  Teva Pharmaceutical Industries Ltd. (ADR)                          49,672,539
                     660,900                  Varian Medical Systems, Inc.*                                      35,285,451
                     300,600                  Zimmer Holdings, Inc.*                                             20,290,500
                                                                                                          ------------------
                                                                                                                369,194,874
                                                                                                          ------------------
            TECHNOLOGY - 28.38%
                     667,300                  Apple Computer, Inc.*                                              51,402,119
                   1,735,300                  eBay, Inc.*                                                        49,213,108
                     275,000                  Google, Inc. - Cl A*                                              110,522,500
                     353,900                  Iron Mountain, Inc.*                                               15,196,466
                   1,102,200                  QUALCOMM, Inc.                                                     40,064,970
                   1,144,800                  Red Hat, Inc.*                                                     24,132,384
                   1,302,600                  Yahoo!, Inc.*                                                      32,929,728
                                                                                                          ------------------
                                                                                                                323,461,275
                                                                                                          ------------------
            TELECOMMUNICATION - 3.63%
                   1,049,900                  America Movil SA de CV - Cl L (ADR)                                41,334,563
                                                                                                          ------------------
       TOTAL COMMON STOCK                                                                                     1,123,009,980
            (cost $1,139,267,314)                                                                         ------------------

       SHORT-TERM INVESTMENTS - 1.13%
                  12,936,065                  BlackRock Liquidity Funds TempCash, 5.22%                          12,936,065
            (cost $12,936,065)                                                                            ------------------

       TOTAL INVESTMENTS - 99.67%                                                                             1,135,946,045
            (cost $1,152,203,379)                                                                         ------------------

       OTHER ASSETS LESS LIABILITIES - 0.33%                                                                      3,726,048
                                                                                                          ------------------

       NET ASSETS   100.00%                                                                               $   1,139,672,093
                                                                                                          ==================

       ADR - American Depositary Receipt
       * non-income producing securities

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

       COMMON STOCK - 91.91%

                 SHARES                                                                              MARKET VALUE
            -----------------                                                                     -------------------
            CONSUMER DISCRETIONARY - 6.49%
                      18,100                  D.R. Horton, Inc.                                   $          433,495
                       9,100                  Federated Department Stores, Inc.                              393,211
                       1,700                  Gannett Co., Inc.                                               96,611
                      17,200                  Lear Corp.                                                     356,040
                                                                                                  -------------------
                                                                                                           1,279,357
                                                                                                  -------------------
            CONSUMER STAPLES - 4.80%
                       2,250                  Altria Group, Inc.                                             172,237
                       6,300                  Safeway, Inc.                                                  191,205
                      36,700                  Tyson Foods, Inc. - Cl A                                       582,796
                                                                                                  -------------------
                                                                                                             946,238
                                                                                                  -------------------
            FINANCIAL SERVICES - 33.77%
                      19,350                  Citigroup, Inc.                                                961,114
                      22,100                  Countrywide Financial Corp.                                    774,384
                      22,850                  Fannie Mae                                                   1,277,544
                      17,850                  Freddie Mac                                                  1,183,991
                      22,100                  JPMorgan Chase & Co.                                         1,037,816
                       4,900                  MGIC Investment Corp.                                          293,853
                      26,100                  Washington Mutual, Inc.                                      1,134,567
                                                                                                  -------------------
                                                                                                           6,663,269
                                                                                                  -------------------
            HEALTH CARE - 6.93%
                      16,100                  Sanofi-Aventis (ADR)                                           715,967
                      79,900                  Tenet Healthcare Corp.*                                        650,386
                                                                                                  -------------------
                                                                                                           1,366,353
                                                                                                  -------------------
            INDUSTRIALS - 10.10%
                       9,200                  AMR Corp.*                                                     212,888
                      12,400                  General Electric Co.                                           437,720
                       3,950                  Honeywell International, Inc.                                  161,555
                      34,400                  Tyco International Ltd.                                        962,856
                       8,200                  UAL Corp.*                                                     217,874
                                                                                                  -------------------
                                                                                                           1,992,893
                                                                                                  -------------------
            MATERIALS & PROCESSING - 2.85%
                     227,650                  Abitibi-Consolidated, Inc.                                     562,296
                                                                                                  -------------------
            TECHNOLOGY - 17.21%
                      76,700                  Alcatel SA (ADR)                                               934,206
                      37,810                  AU Optronics Corp. (ADR)                                       538,792
                      23,900                  Avnet, Inc.*                                                   468,918
                       1,900                  BearingPoint, Inc.*                                             14,934
                       8,400                  Dell, Inc.*                                                    191,856
                     388,000                  Nortel Networks Corp.*                                         892,400
                      94,900                  Sanmina-SCI Corp.*                                             354,926
                                                                                                  -------------------
                                                                                                           3,396,032
                                                                                                  -------------------
            TELECOMMUNICATION - 4.67%
                       7,000                  Embarq Corp.                                                   338,590
                      34,000                  Sprint Nextel Corp.                                            583,100
                                                                                                  -------------------
                                                                                                             921,690
                                                                                                  -------------------
            UTILITIES - 5.09%
                      15,000                  Mirant Corp.*                                                  409,650
                      48,300                  Reliant Energy, Inc.*                                          594,573
                                                                                                  -------------------
                                                                                                           1,004,223
                                                                                                  -------------------
       TOTAL COMMON STOCK                                                                                 18,132,351
            (cost $17,997,053)                                                                    -------------------

            EXCHANGE-TRADED FUND - 4.57%
                      11,700                  iShares Russell 1000 Value Index Fund                          901,836
            (cost $812,718)                                                                       -------------------

       TOTAL INVESTMENTS - 96.48%                                                                         19,034,187
            (cost $18,809,771)                                                                    -------------------

       CASH AND CASH EQUIVALENTS - 3.17%                                                                     624,241
                                                                                                  -------------------
       OTHER ASSETS LESS LIABILITIES - 0.35%                                                                  69,859
                                                                                                  -------------------
       NET ASSETS   100.00%                                                                       $       19,728,287
                                                                                                  ===================

       ADR - American Depositary Receipt
       *non-income producing securities

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      COMMON STOCK - 96.07%
                 SHARES                                                                                MARKET VALUE
            -----------------                                                                    -------------------------
            CONSUMER DISCRETIONARY - 14.70%
                      14,900                  Cooper Tire & Rubber Co.                           $                149,894
                       6,700                  D.R. Horton, Inc.                                                   160,465
                      11,500                  Eddie Bauer Holdings, Inc.*                                         123,625
                      23,700                  Fleetwood Enterprises, Inc.*                                        159,501
                      15,900                  Lear Corp.                                                          329,130
                      23,000                  Libbey, Inc.                                                        257,370
                                                                                                 -------------------------
                                                                                                                1,179,985
                                                                                                 -------------------------
            CONSUMER STAPLES - 4.97%
                      12,300                  Gold Kist, Inc.*                                                    256,332
                      16,900                  Spectrum Brands, Inc.*                                              142,636
                                                                                                 -------------------------
                                                                                                                  398,968
                                                                                                 -------------------------
            FINANCIAL SERVICES - 18.54%
                       9,600                  American Equity Investment Life Holding Co.                         117,792
                       9,300                  Annaly Capital Management, Inc.                                     122,202
                       4,500                  Countrywide Financial Corp.                                         157,680
                      10,400                  Fannie Mae                                                          581,464
                       5,200                  Freddie Mac                                                         344,916
                      10,000                  New York Community Bancorp, Inc.                                    163,800
                                                                                                 -------------------------
                                                                                                                1,487,854
                                                                                                 -------------------------
            HEALTH CARE - 6.83%
                       4,900                  PharmaNet Development Group, Inc.*                                   95,207
                       3,400                  Sanofi-Aventis (ADR)                                                151,198
                      37,100                  Tenet Healthcare Corp.*                                             301,994
                                                                                                 -------------------------
                                                                                                                  548,399
                                                                                                 -------------------------
            INDUSTRIALS - 13.91%
                       3,000                  AMR Corp.*                                                           69,420
                      43,600                  Bombardier Inc. - Cl B*                                             136,032
                      63,900                  Global Power Equipment Group, Inc.*                                  31,950
                      15,000                  Hudson Highland Group, Inc.*                                        147,000
                      12,300                  Tyco International Ltd.                                             344,277
                       7,000                  UAL Corp.*                                                          185,990
                       2,400                  US Airways Group, Inc.*                                             106,392
                      31,500                  Wolverine Tube, Inc.*                                                95,445
                                                                                                 -------------------------
                                                                                                                1,116,506
                                                                                                 -------------------------
            MATERIALS & PROCESSING - 9.06%
                     111,900                  Abitibi-Consolidated, Inc.                                          276,393
                       9,200                  Bowater, Inc.                                                       189,244
                       2,800                  Cytec Industries, Inc.                                              155,652
                       4,500                  Ferro Corp.                                                          80,010
                      21,200                  Tembec, Inc.*                                                        26,288
                                                                                                 -------------------------
                                                                                                                  727,587
                                                                                                 -------------------------
            TECHNOLOGY - 20.83%
                      99,600                  Alliance Semiconductor Corp.*                                       334,656
                       5,100                  ASE Test Ltd.*                                                       43,554
                       4,000                  ASM International N.V.*                                              72,560
                      16,800                  Avnet, Inc.*                                                        329,616
                      14,000                  BE Semiconductor Industries N.V.*                                    77,700
                      10,700                  BearingPoint, Inc.*                                                  84,102
                      40,100                  Credence Systems Corp.*                                             114,285
                       6,100                  MasTec, Inc.*                                                        67,527
                      39,300                  Nortel Networks Corp.*                                               90,390
                      62,400                  Sanmina-SCI Corp.*                                                  233,376
                      19,300                  Solectron Corp.*                                                     62,918
                      11,300                  Take-Two Interactive Software, Inc.*                                161,138
                                                                                                 -------------------------
                                                                                                                1,671,822
                                                                                                 -------------------------
            TELECOMMUNICATION - 3.26%
                       2,000                  Embarq Corp.                                                         96,740
                       9,600                  Sprint Nextel Corp.                                                 164,640
                                                                                                 -------------------------
                                                                                                                  261,380
                                                                                                 -------------------------
            UTILITIES - 3.97%
                      25,900                  Reliant Energy, Inc.*                                               318,829
                                                                                                 -------------------------
      TOTAL COMMON STOCK                                                                                        7,711,330
            (cost $8,347,816)                                                                    -------------------------

      OTHER ASSETS LESS LIABILITIES - 3.93%                                                                       315,609
                                                                                                 -------------------------
      NET ASSETS - 100.00%                                                                       $              8,026,939
                                                                                                 =========================

      *non-income producing securities

NOTES TO SCHEDULES OF INVESTMENTS
================================================================================
CONSTELLATION INSTITUTIONAL PORTFOLIOS
SEPTEMBER 30, 2006 (UNAUDITED)


SECURITY VALUATION - Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The aggregate gross unrealized appreciation and depreciation at September 30, 2006 were as follows:

                                                                       Net
                                                                   Unrealized
                                 Unrealized       Unrealized     Appreciation/
                                Appreciation     Depreciation    (Depreciation)
                                ------------     ------------     -------------
CIP Sands Capital
  Institutional Growth          $58,239,773      $(74,497,107)    $(16,257,334)
CIP JSAM Large Cap Value          1,050,915          (826,499)         224,416
CIP JSAM Value                      523,589        (1,160,075)        (636,486)

For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2005, the Sands Capital Institutional Growth Portfolio has a capital loss carryforward of $8,645, which expires in 2013 and Post-October deferred losses of $993,231.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Institutional Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Jill McGruder
                         -------------------------------------------------------
                                    Jill McGruder, President


Date     November 9, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Jill McGruder
                         -------------------------------------------------------
                                    Jill McGruder, President


Date     November 9, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*           /s/ Terrie Wiedenheft
                         -------------------------------------------------------
                                    Terrie Wiedenheft, Controller and Treasurer


Date     November 9, 2006
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.